ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - Net income/(loss) From Discontinued Operations (Details) - USD ($) $ in Thousands	4 Months Ended		12 Months Ended
	May 01, 2023	Apr. 15, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/income from discontinued operations			$ 266	$ (189,620)	$ 50,448
Gain on disposal			27	113,170	574,941
Net (loss)/income from discontinued operations			293	(76,450)	625,389
CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/income from discontinued operations	$ 266		266	(194,500)	54,534
Gain on disposal	27		27	(10,060)	0
Net (loss)/income from discontinued operations	$ 293		293	(204,560)	54,534
TundraCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/income from discontinued operations			0	4,880	2,806
Gain on disposal			0	123,230	0
Net (loss)/income from discontinued operations			0	128,110	2,806
Golar Partners And Hygo Energy
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/income from discontinued operations		$ (6,892)	0	0	(6,892)
Gain on disposal		$ 574,941	0	0	574,941
Net (loss)/income from discontinued operations			$ 0	$ 0	$ 568,049